Offsetting Financial Assets and Liabilities - Summary of Offsetting Financial Assets and Financial Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Other financial assets derivatives [Member]
Disclosure of other derivatives financial assets and financial liabilities [Line items]
Gross amounts of recognized financial assets and financial liabilities	¥ 479,447	¥ 483,378
Financial instruments, Amounts not offset	(138,762)	(131,836)
Collateral of financial instruments, Amounts not offset	(63,177)	(67,495)
Net amount	277,508	284,046
Other financial liabilities derivatives [Member]
Disclosure of other derivatives financial assets and financial liabilities [Line items]
Gross amounts of recognized financial assets and financial liabilities	357,955	319,881
Financial instruments, Amounts not offset	(138,762)	(131,836)
Collateral of financial instruments, Amounts not offset	(23,138)	(73,689)
Net amount	¥ 196,055	¥ 114,356